Note E - Fixed Assets: Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Property, Plant and Equipment

	December 31, 2015	December 31, 2014

Vessels and equipment	$ 665,323	$ 610,379
Computers and peripherals	14,092	14,092
	679,415	624,471
Less: Accumulated depreciation	(355,800)	(256,769)
Fixed Assets - net	$ 323,615	$ 367,702